Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue:
Revenue	$ 185,296	$ 147,918
Cost of revenue:
Cost of revenue	29,525	25,437
Gross profit	155,771	122,481
Operating expenses:
Research and development	46,890	42,184
Sales and marketing	64,379	54,346
General and administrative	22,768	21,192
Total operating expenses	134,037	117,722
Operating income	21,734	4,759
Financial expense, net	(113,078)	(74,826)
Loss before tax	(91,344)	(70,067)
Tax expense	3,839	2,886
Net loss	$ (95,183)	$ (72,953)
Loss per share
Basic (in Dollars per share)	$ (0.48)	$ (0.37)
Diluted (in Dollars per share)	$ (0.48)	$ (0.37)
Weighted average shares outstanding
Basic (in Shares)	197,840,662	187,239,136
Diluted (in Shares)	197,840,662	187,239,136
Subscription
Revenue:
Revenue	$ 164,590	$ 128,488
Cost of revenue:
Cost of revenue	12,197	9,440
Other non-recurring
Revenue:
Revenue	7,054	4,890
Cost of revenue:
Cost of revenue	7,920	5,907
Professional services
Revenue:
Revenue	13,652	14,540
Cost of revenue:
Cost of revenue	9,408	10,090
Subscription services | Subscription
Revenue:
Revenue	127,841	97,879
Cost of revenue:
Cost of revenue	12,197	9,438
Term license | Subscription
Revenue:
Revenue	36,749	30,609
Cost of revenue:
Cost of revenue		$ 2